Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-12874
Entity Registrant Name	TEEKAY CORP
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Belvedere Building
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Title of 12(b) Security	Common Stock, par value of $0.001 per share
Trading Symbol	TK
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	101,108,886
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line Three	69 Pitts Bay Road
Business Contact
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Belvedere Building
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	298-2530
Contact Personnel Fax Number	292-3931
Contact Personnel Name	N. Angelique Burgess
Entity Address, Address Line Three	69 Pitts Bay Road